                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 717 Texas Ave., Suite 3001
         Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Russell Hawkins
Title: Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


      /s/ Russell Hawkins            Houston, Texas          November 4, 2008
------------------------------   ----------------------   ----------------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total: $468,245 (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   -------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ----
RHJ INTL CMN                   COM            025181496     2480   275000 SH       SOLE              275000
MILLEA HOLDINGS IN             COM            6513126       4404   125000 SH       SOLE              125000
NIPPONKOA INSURAN              COM            6643380       2035   375000 SH       SOLE              375000
ALTRIA GROUP INC               COM            02209s103     9920   500000 SH       SOLE              500000
AMERICAN FINL GROUP OH COM     COM            025932104     1475    50000 SH       SOLE               50000
AUTOMATIC DATA PROC            COM            053015103    19237   450000 SH       SOLE              450000
BJ SERVICES CO.                COM            055482103    12434   650000 SH       SOLE              650000
CINCINNATI FINL CORP COM       COM            172062101    22752   800000 SH       SOLE              800000
COCA COLA CMN                  COM            191216100    66100  1250000 SH       SOLE             1250000
DIAGEO PLC SPON ADR (NEW)      COM            25243q205    65417   950000 SH       SOLE              950000
E M C CORPORATION MASS         COM            268648102    14950  1250000 SH       SOLE             1250000
EL PASO CORP CMN               COM            28336l109     7656   600000 SH       SOLE              600000
HUNTSMAN CORP COM              COM            447011107     5786   459204 SH       SOLE              459204
JOHNSON & JOHNSON              COM            478160104    41568   600000 SH       SOLE              600000
MEADWESTVACO CORP              COM            583334107     7699   330300 SH       SOLE              330300
MEDTRONIC INC                  COM            585055106    10020   200000 SH       SOLE              200000
PHILIP MORRIS INTL INC COM     COM            718172109    48100  1000000 SH       SOLE             1000000
ROYAL DUTCH SHELL PLC SPON ADR COM            780259107    87234  1528000 SH       SOLE             1528000
SOUTHWEST AIRLINES CO          COM            844741108    29124  2007172 SH       SOLE             2007172
UNITED PARCEL SERVICE CL B     COM            911312106     6289   100000 SH       SOLE              100000
UNITEDHEALTH GROUP INCCMN      COM            91324p102     2539   100000 SH       SOLE              100000
WILMINGTON TRUST CORP (NEW)CMN COM            971807102     1026    35600 SH       SOLE               35600